BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Of Financial Statements [Abstract]
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.1 Statement of compliance with the IFRS accounting standards and bases of preparation of these consolidated financial statements
The consolidated financial statements of the Group as of December 31, 2025 and 2024 and for the fiscal years ended December 31, 2025, 2024 and 2023 have been prepared and presented in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements comprehensively recognize the effects of variations in the purchasing power of currency through the application of the method to restate the consolidated financial statements in constant currency, as established by the International Accounting Standard 29 (IAS 29).
These consolidated financial statements were approved by the Board of Directors on April 28, 2026, the date when they were available for issuance.
As a consequence of the activities in which the Group is engaged, its transactions do not have a significant cyclical or seasonal character. Nevertheless, during the second half of the year, the volume of sales in Argentina has historically showed a slight increase.
2.2. Financial information presented in constant currency
The consolidated financial statements as of December 31, 2025, and the corresponding figures for prior fiscal years have been restated to consider changes in the general purchasing power of the Group’s functional currency (the Argentine Peso)
in accordance with the provisions included in IAS 29. As a result, the consolidated financial statements are stated in constant currency as at the end of the current fiscal year.
According to IAS 29, the restatement of the financial statements is necessary when the functional currency of an entity is that of a hyperinflationary economy. IAS 29 provides certain guidelines for illustrative purposes to define a situation in which hyperinflation is deemed to arise, including (i) analysis of general population behavior, prices, interest rate, and salaries in the face of changes in price indexes and the loss of the currency purchasing power and (ii) as a quantitative feature, which is the condition more frequently considered in practice, the existence of a cumulative three-year inflation rate that approximates or exceeds 100%.
In order to assess the above-mentioned quantitative condition and also to restate financial statements, the series of indices to be used in the application of IAS 29 is determined by FACPCE (Argentine Federation of Professional Council of Economic Sciences). These series combines the Consumer Price Index (CPI) at the national level and as published by Instituto Nacional de Estadística y Censos (Official Statistics Bureau, “INDEC” as per the initials in Spanish) as from January 2017 (baseline month: December 2016) with the Wholesale Domestic Price Index (IPIM, for its acronym in Spanish) as published by INDEC until that date, computing for the months of November and December 2015, for which INDEC has no information with respect to changes in the IPIM, the variation in the CPI of the City of Buenos Aires.
Taking such index into account, inflation was 31.50%, 117.80% and 211.40% in the years ended December 31, 2025, 2024 and 2023, respectively, and the threshold of 100% accumulated in three years during each of the years presented was reached.
Below is a summary of the methods of applying IAS 29.
Restatement of the statement of financial position:
(i) Monetary items (those with a fixed nominal value in local currency) are not restated because they are already stated at the current unit of measurement as of the end of the reporting period. In an inflationary period, holding monetary assets causes losses in the purchasing power and holding monetary liabilities generates gains in the purchasing power, provided that such items are not subject to an adjustment mechanism that may otherwise offset these effects. Monetary gains or losses are included in the statement of profit or loss and other comprehensive income for every fiscal year.
(ii) The assets and liabilities that are subject to changes based on specific agreements are adjusted on the basis of such agreements.
(iii) Non-monetary assets and liabilities measured at fair values as of the balance sheet date are not inflation-restated for presentation purposes in the statement of financial position, however, their restated amounts are used to measure the gains or losses caused by holdings of such non-monetary items. For the fiscal years ended December 31, 2025, 2024 and 2023, the Group did not have non-monetary items measured at fair value.
(iv) Non-monetary items measured at historical cost or at the current value of a date prior to the end of the reporting fiscal year are restated by coefficients that reflect the variations in the general price level since the date of acquisition or revaluation through the end of the reporting period. Subsequently, the restated amounts of such assets are compared to the corresponding recoverable values at the end of the reporting period. The amounts charged to against the statement of profit or loss and other comprehensive income due to depreciation of property, plant and equipment and amortization of intangible assets, as well as any other consumption of non-monetary assets shall be determined based on the restated amounts. As of December 31, 2025, 2024 and 2023, the items subject to this restatement process have been those included in inventories, other receivables, property, plant and equipment, right of use assets and goodwill.
(v) When borrowing costs are capitalized in non-monetary assets pursuant to IAS 23, the components of those costs compensating the creditor for the effects of inflation are not capitalized.
(vi) The restatement of non-monetary assets in terms of current units of measurement as of the end of the year with no equivalent adjustment for tax purposes gives rise to a taxable temporary difference and the recognition of deferred tax liabilities against to profit or loss for the year. In those cases where there is a revaluation of the non-monetary assets in addition to the restatement, the deferred tax recognized on the restatement is accounted for as profit or loss for the year, and the effect of deferred taxes on the revaluation (excess of the revalued amount over the restated amount) is recognized in other comprehensive income. The Group has no revaluated assets.
Restatement of the statement of profit or loss and other comprehensive income:
(i) Expenses and revenues are restated as from the date they are accrued, except for those profit or loss items related to the consumption of assets measured in purchasing power currency of a date previous to the recording of such consumption which are restated based on the inception date of the asset to which the items are related (such as depreciation, impairment, and other use of assets valued at historical cost); and except also for any profit or loss arising from comparing two measurements expressed in a currency with a purchasing power from different dates, for which it is necessary to identify the amounts compared, their separate restatement and their comparison based on the new restated amounts.
(ii) Net profit or loss on exposure of monetary assets and liabilities to inflation is reported in a separate item of profit and loss , which reflects profit or loss on the exposure to changes in the purchasing power of the currency (“RECPAM” for the Spanish initials of "Resultado por el Cambio en el Poder Adquisitivo de la Moneda").
Restatement of the statement of changes in shareholders’ equity:
All equity components' beginning balances are restated by applying the general price index from the beginning of the fiscal year, and the movements of each such components during the year are restated as from the date of the contribution or initial recognition. Capital stock is presented at nominal values and its corresponding restatement adjustment is presented in the "capital adjustment” account. Other comprehensive income resulting after the transition date of the implementation of IAS 29 is recorded net of the inflation effect.
Restatement of the statement of cash flows:
IAS 29 requires that all entries in this statement should be restated in terms of the unit of measurement that is current at the end of the reporting period. The monetary gain or loss generated from cash and cash equivalents is presented in the statement of cash flows separately from the cash flows from operating, investing and financing activities, as a specific item for the reconciliation between cash and cash equivalents at the beginning and at the end of the fiscal year.
2.3. Applicable accounting standards

The consolidated financial statements have been prepared on a historical cost basis, which has been restated at year-end currency in the case of non-monetary items, except for the revaluation of certain financial assets, which are measured at the fair value at the closing date of each fiscal year. In general, historical cost is based on the fair value of the consideration given in exchange for the assets.
Fair value is the price that the Group would receive to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date, irrespective of whether such price is directly observable or estimated using another valuation technique. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
Fair value is determined on the basis previously mentioned, except for share-based payment transactions that are within the scope of IFRS 2, lease transactions, within the scope of IFRS 16 and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 or value in use in IAS 36.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 quoted (unadjusted) prices in active markets for identical assets and liabilities to which the entity has access as at the measurement date;
•Level 2 valuation techniques for which the lowest level input that is significant to their value measurement is directly or indirectly observable; and
•Level 3 valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Classification as current and non-current:
The Group classifies assets and liabilities in the consolidated statement of financial position as current and non-current.
An asset is classified as current when the Group:
a)expects to realize the asset or intends to sell or consume it during its normal operating cycle;
b)holds the asset primarily for the purpose of trading;
c)expects to realize the asset within twelve months after the end of the reporting period; or
d)the asset is cash or cash equivalent unless it is restricted and cannot be exchanged or used to settle a liability for at least twelve months after the end of the reporting period.
All other assets are classified as non-current.
A liability is classified as current when the Group:
a)expects to settle the liability during its normal operating cycle;
b)holds the liability primarily for the purpose of trading;
c)the liability is due to be settled within twelve months after the end of the reporting period; or
d)fails to have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.
All the other liabilities are classified as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities in all cases.
Year-end date:
The fiscal year of the Group starts on January 1° and ends on December 31 each year.
Currency:
The consolidated financial statements are presented in thousands of Argentine Pesos ($), the currency of legal tender in the Argentine Republic, and which is the functional currency of the Group. Amounts are rounded without decimals.
Use of estimates:
The preparation of consolidated financial statements requires the Group’s management to make judgements, estimates and assumptions that affect the amount of recorded assets and liabilities and the contingent assets and liabilities disclosed as of the reporting date, as well as the revenues and expenses recognized during each year. Future profit or loss may differ from the estimates and assessments made as of the date of preparation of these consolidated financial statements.
The description of estimates and significant accounting judgments made by the Group’s Board in the application of accounting policies as well as the areas with greater degree of complexity requiring further judgment, are disclosed in Note 4.
2.4. Standards and interpretations issued but not yet effective and new improvements or standards adopted

The following is a detail of standards and interpretations that are issued but not yet effective up to the date of issuance of the Group’s consolidated financial statements. The Group intends to adopt these standards, if applicable, when they become effective, but in no case will they be adopted earlier.

•Amendments to IFRS 7 and IFRS 9

In May 2024, the Board issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7), which:

–Clarifies that a financial liability is derecognised on the “settlement date”, i.e., when the related obligation is discharged, cancelled, expires or the liability otherwise qualifies for derecognition. It also introduces an accounting policy option to derecognise financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met
–Clarifies how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features
–Clarifies the treatment of non-recourse assets and contractually linked instruments
–Requires additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income.

The amendments will be effective for annual reporting periods beginning on or after 1 January 2026. Entities can early adopt the amendments. The amendment is not expected to have a material impact on the Group’s financial statements.

•IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations.

It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

The Group is currently working to identify all impacts the new standard will have on the primary financial statements and notes to the financial statements.

•IFRS 19 Subsidiaries without Public Accountability: Disclosures

In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS accounting standards.
IFRS 19 will become effective for reporting periods beginning on or after 1 January 2027, with early application permitted.

As the Group’s equity instruments are publicly traded, it is not eligible to elect to apply IFRS 19.

•Amendment to IAS 21 Translation to a Hyperinflationary Presentation Currency

In November 2025, the IASB issued amendments to IAS 21, concerning the translation of amounts from a functional currency that is the currency of a non-hyperinflationary economy to a presentation currency that is the currency of a hyperinflationary economy. The amendments require the translation of a non-hyperinflationary functional currency to a hyperinflationary presentation currency at the closing exchange rate. An entity whose functional and presentation currency is that of a hyperinflationary economy restates the comparative amounts of a foreign operation, whose functional currency is that of a non-hyperinflationary economy, by applying the general price index, in accordance with paragraph 34 of IAS 29, to the comparative figures of the foreign operation.

Amendment to IAS 21 will become effective for reporting periods beginning on or after 1 January 2027, with early application permitted. The amendment is not expected to have a material impact on the Group’s financial statements.
Adoption of improvements or new standards
The Group has adopted all the improvements and new standards and interpretations issued by the IASB that are relevant to its operations and that are effective for the fiscal year ended December 31, 2025. As from January 1, 2025, these are the new standards or improvements that become effective:
•Lack of exchangeability – Amendments to IAS 21
In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows. There were no impacts arising from the application of this modification on the Group's consolidated financial statements.
2.5. Basis of consolidation
These consolidated financial statements include the financial statements of the Company and the companies controlled by the Group. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The Group re-assess whether or not it controls an investee when facts and circumstances indicate changes in one or more of the control elements listed in the preceding paragraph.
Generally, there is a presumption that the majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all the relevant facts and circumstances in assessing whether it has power over the investee, including:
•The Group’s voting right ownership percentage vis-à-vis the size and dispersion of the percentages held by other shareholders voting rights and potential voting rights;
•Potential voting rights held by the Group, other shareholders or other parties;
•Rights arising from contractual arrangements; and
•Any and all additional events or circumstances that indicate that the Group has, or fails to have, the current ability to direct the relevant activities of the investee when decisions need to be made, including voting patterns at previous shareholders’ meetings.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Specifically, the revenues and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income since the date on which the Group obtains control until the date on which the Group ceases to control the subsidiary.
Profits or losses of each component of other comprehensive income are attributed to the Group´s owners and to the non-controlling interests. The total comprehensive income of the subsidiaries is attributed to the Group’s owners and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intra-group assets, liabilities, equity, income, expenses and cash flows related to transactions between members of the Group are eliminated in full upon consolidation.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2025	December 31, 2024	December 31, 2023
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
(1)Directly controlled by Cofesur S.A.U.
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary in which shareholders outside the Group have a material non-controlling interest.

	2025		2024
Current assets	17,607,200		16,755,133
Non-current assets	21,146,622		15,676,115
Total assets	38,753,822	32,431,248	32,431,248
Current liabilities	34,865,166		22,591,126
Non-current liabilities	1,694,246		3,366,073
Total liabilities	36,559,412		25,957,199
Shareholders’ equity attributable to owners of the parent company	1,755,528		5,179,239
Non-controlling interest	438,882		1,294,810
Total shareholders’ equity and liabilities	38,753,822		32,431,248

	2025	2024	2023
Revenues	77,802,083	85,380,043	95,294,058
Financial results, net	(1,975,089)	264,164	(2,986,421)
Depreciation	(4,766,065)	(7,615,849)	(7,920,167)
Income tax	1,479,095	2,934,005	(1,584,085)
Net (loss) income for the year	(4,279,638)	(1,031,599)	(13,593,327)

	2025	2024	2023
Net cash generated by operating activities	4,109,958	7,599,899	(5,681,475)
Net cash used in investing activities	(9,156,411)	(7,333,307)	9,538,803
Net cash generated by (used in) financing activities	5,075,166	618,056	(3,476,773)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(127,299)	(574,459)	(654,459)